Business Combinations - Additional Information (Detail) $ in Thousands																					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 23, 2015 USD ($)	Jan. 13, 2015 USD ($)	Dec. 29, 2014 USD ($)	Oct. 31, 2014 USD ($)	Sep. 08, 2014 USD ($)	Jul. 23, 2014 USD ($)	Jun. 30, 2014 USD ($)	Apr. 07, 2014 USD ($)	Feb. 07, 2014 USD ($)	Jan. 02, 2014 USD ($)	Nov. 29, 2013 USD ($)	Sep. 30, 2013 USD ($)	Aug. 30, 2013 USD ($)	Nov. 01, 2012 USD ($)	Aug. 31, 2012 USD ($)	Apr. 05, 2012 USD ($)	Mar. 26, 2012 USD ($)	Nov. 30, 2011 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($) Company	Jun. 30, 2014 USD ($) Company	Sep. 30, 2014 USD ($) Company	Sep. 30, 2013 USD ($) Company	Sep. 30, 2012 USD ($) Company	Sep. 28, 2014 USD ($)	Sep. 20, 2013 USD ($)
Business Acquisition [Line Items]
Number of companies acquired | Company																							10	7	11	3	7
Aggregate consideration for the acquisition																							$ 44,800	$ 16,600	$ 56,100	$ 9,300	$ 16,500
Cost of acquisition																					$ 1,500
Recognized identifiable intangible assets acquired									$ 12,472					$ 6,482									27,470	12,472	32,352	6,482	12,585
Property and equipment									437					221									480	437	1,639	221	497
Goodwill									3,705					$ 2,554									16,888	3,705	22,107	2,554	3,421
Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									12															$ 12
Weighted average useful life of intangible assets (years)																								5 years
Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									39,000															$ 39,000
Weighted average useful life of intangible assets (years)																								10 years
Cassell And Associates
Business Acquisition [Line Items]
Contingent consideration				$ 6,100
Business acquisition date				Jan. 13, 2015
Cost of acquisition				$ 24,300
Recognized identifiable intangible assets acquired				11,600
Property and equipment				37
Goodwill				12,633
Cassell And Associates | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired				$ 10,300
Weighted average useful life of intangible assets (years)				12 years
Cassell And Associates | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired				$ 200
Weighted average useful life of intangible assets (years)				5 years
Cassell And Associates | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired				$ 1,100
Weighted average useful life of intangible assets (years)				5 years
Capstone
Business Acquisition [Line Items]
Business acquisition date						Oct. 31, 2014
Cost of acquisition						$ 4,500
Recognized identifiable intangible assets acquired						3,539
Property and equipment						178
Capstone | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired						$ 2,600
Weighted average useful life of intangible assets (years)						12 years
Capstone | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired						$ 800
Weighted average useful life of intangible assets (years)						10 years
Capstone | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired						$ 100
Weighted average useful life of intangible assets (years)						5 years
Capstone | Human Services
Business Acquisition [Line Items]
Goodwill						$ 758
Lakeview
Business Acquisition [Line Items]
Business acquisition date					Dec. 29, 2014
Cost of acquisition					$ 8,000
Recognized identifiable intangible assets acquired					6,664
Property and equipment					48
Lakeview | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired					$ 6,000
Weighted average useful life of intangible assets (years)					12 years
Lakeview | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired					$ 700
Weighted average useful life of intangible assets (years)					10 years
Lakeview | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired					$ 31
Weighted average useful life of intangible assets (years)					5 years
Lakeview | Post -Acute Specialty Rehabilitation Services
Business Acquisition [Line Items]
Goodwill					$ 1,272
Comprehensive Professional Services
Business Acquisition [Line Items]
Business acquisition date			Mar. 23, 2015
Cost of acquisition			$ 1,300
Recognized identifiable intangible assets acquired			876
Property and equipment			19
Goodwill			355
Comprehensive Professional Services | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired			$ 700
Weighted average useful life of intangible assets (years)			12 years
Comprehensive Professional Services | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired			$ 200
Weighted average useful life of intangible assets (years)			10 years
Comprehensive Professional Services | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired			$ 5
Weighted average useful life of intangible assets (years)			5 years
Snug Harbor Home Health Inc.
Business Acquisition [Line Items]
Business acquisition date		Apr. 01, 2015
Cost of acquisition		$ 1,000
Recognized identifiable intangible assets acquired		938
Property and equipment		$ 28
Snug Harbor Home Health Inc. | Agency contracts
Business Acquisition [Line Items]
Weighted average useful life of intangible assets (years)		12 years
Snug Harbor Home Health Inc. | Human Services
Business Acquisition [Line Items]
Goodwill		$ 34
Heritage Residential Services Inc.
Business Acquisition [Line Items]
Business acquisition date	Apr. 30, 2015
Cost of acquisition	$ 2,200
Recognized identifiable intangible assets acquired	1,252
Goodwill	945
Heritage Residential Services Inc. | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired	$ 1,100
Weighted average useful life of intangible assets (years)	12 years
Heritage Residential Services Inc. | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired	$ 200
Weighted average useful life of intangible assets (years)	10 years
Heritage Residential Services Inc. | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired	$ 22
Weighted average useful life of intangible assets (years)	1 year
Visionsof N. E. W. L L C
Business Acquisition [Line Items]
Business acquisition date	Apr. 30, 2015
Cost of acquisition	$ 3,000
Recognized identifiable intangible assets acquired	2,240
Property and equipment	122
Visionsof N. E. W. L L C | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired	$ 1,800
Weighted average useful life of intangible assets (years)	12 years
Visionsof N. E. W. L L C | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired	$ 400
Weighted average useful life of intangible assets (years)	10 years
Visionsof N. E. W. L L C | Human Services
Business Acquisition [Line Items]
Goodwill	$ 663
Other Acquisitions
Business Acquisition [Line Items]
Cost of acquisition																						$ 200	600	$ 200	400
Recognized identifiable intangible assets acquired									143													$ 89	361	143	272		89
Property and equipment									1														48	1	106		20
Goodwill									$ 57														$ 228	57	57		$ 46
Other Acquisitions | Human Services
Business Acquisition [Line Items]
Goodwill																									$ 57
Show Me Health Care
Business Acquisition [Line Items]
Business acquisition date													Nov. 29, 2013
Cost of acquisition													$ 1,200
Recognized identifiable intangible assets acquired													895
Property and equipment													9
Show Me Health Care | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired													$ 700
Weighted average useful life of intangible assets (years)													12 years
Show Me Health Care | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired													$ 200
Weighted average useful life of intangible assets (years)													10 years
Show Me Health Care | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired													$ 14
Weighted average useful life of intangible assets (years)													5 years
Show Me Health Care | Human Services
Business Acquisition [Line Items]
Goodwill													$ 336
Occazio Inc.
Business Acquisition [Line Items]
Business acquisition date												Jan. 02, 2014
Cost of acquisition												$ 5,500
Recognized identifiable intangible assets acquired												3,863
Property and equipment												216
Occazio Inc. | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired												$ 2,900
Weighted average useful life of intangible assets (years)												12 years
Occazio Inc. | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired												$ 700
Weighted average useful life of intangible assets (years)												10 years
Occazio Inc. | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired												$ 24
Weighted average useful life of intangible assets (years)												5 years
Occazio Inc. | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired												$ 200
Weighted average useful life of intangible assets (years)												5 years
Occazio Inc. | Human Services
Business Acquisition [Line Items]
Goodwill												$ 1,421
Momentum Rehabilitation Services Inc.
Business Acquisition [Line Items]
Business acquisition date											Feb. 07, 2014
Cost of acquisition											$ 4,800
Recognized identifiable intangible assets acquired											3,801
Property and equipment											50
Momentum Rehabilitation Services Inc. | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired											$ 3,700
Weighted average useful life of intangible assets (years)											12 years
Momentum Rehabilitation Services Inc. | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired											$ 33
Weighted average useful life of intangible assets (years)											5 years
Momentum Rehabilitation Services Inc. | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired											$ 100
Weighted average useful life of intangible assets (years)											5 years
Momentum Rehabilitation Services Inc. | Post -Acute Specialty Rehabilitation Services
Business Acquisition [Line Items]
Goodwill											$ 972
Tender Loving Care Metro, LLC
Business Acquisition [Line Items]
Business acquisition date										Apr. 07, 2014
Cost of acquisition										$ 3,000
Recognized identifiable intangible assets acquired										2,396
Property and equipment										16
Tender Loving Care Metro, LLC | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired										$ 2,000
Weighted average useful life of intangible assets (years)										12 years
Property and equipment										$ 2,000
Tender Loving Care Metro, LLC | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired										$ 100
Weighted average useful life of intangible assets (years)										5 years
Tender Loving Care Metro, LLC | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired										$ 300
Weighted average useful life of intangible assets (years)										10 years
Tender Loving Care Metro, LLC | Human Services
Business Acquisition [Line Items]
Goodwill										$ 538
Tender Loving Care Metro, LLC | Post -Acute Specialty Rehabilitation Services
Business Acquisition [Line Items]
Goodwill										$ 538
G&D Alternative Living, Inc.
Business Acquisition [Line Items]
Business acquisition date									Jun. 30, 2014
Cost of acquisition									$ 1,500
Recognized identifiable intangible assets acquired									1,086															1,086
Property and equipment									102															102
G&D Alternative Living, Inc. | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									$ 900															900
Weighted average useful life of intangible assets (years)									12 years
G&D Alternative Living, Inc. | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									$ 6															6
Weighted average useful life of intangible assets (years)									5 years
G&D Alternative Living, Inc. | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									$ 200															200
Weighted average useful life of intangible assets (years)									10 years
G&D Alternative Living, Inc. | Human Services
Business Acquisition [Line Items]
Goodwill									$ 312															$ 312
Ameri Serve Internationalof Arizona Inc.
Business Acquisition [Line Items]
Business acquisition date									Jun. 30, 2014															Jun. 30, 2014
Cost of acquisition									$ 400															$ 400
Recognized identifiable intangible assets acquired									288															288
Property and equipment									43															43
Ameri Serve Internationalof Arizona Inc. | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									$ 200															$ 200
Weighted average useful life of intangible assets (years)									12 years															12 years
Ameri Serve Internationalof Arizona Inc. | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									$ 12															$ 12
Weighted average useful life of intangible assets (years)									5 years
Ameri Serve Internationalof Arizona Inc. | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired									$ 39															39
Weighted average useful life of intangible assets (years)									10 years
Ameri Serve Internationalof Arizona Inc. | Human Services
Business Acquisition [Line Items]
Goodwill									$ 69															$ 69
Life By Design
Business Acquisition [Line Items]
Business acquisition date								Jul. 23, 2014
Cost of acquisition								$ 2,100
Recognized identifiable intangible assets acquired								1,651
Property and equipment								16
Life By Design | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired								$ 1,300
Weighted average useful life of intangible assets (years)								12 years
Life By Design | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired								$ 33
Weighted average useful life of intangible assets (years)								5 years
Life By Design | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired								$ 300
Weighted average useful life of intangible assets (years)								10 years
Life By Design | Human Services
Business Acquisition [Line Items]
Goodwill								$ 433
Massachusetts Adult Day Health Alliance
Business Acquisition [Line Items]
Contingent consideration							$ 2,400
Business acquisition date							Sep. 08, 2014
Cost of acquisition							$ 37,100
Recognized identifiable intangible assets acquired							18,100																					$ 18,100
Property and equipment							1,400																					1,081
Massachusetts Adult Day Health Alliance | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired							$ 12,400
Weighted average useful life of intangible assets (years)							12 years
Massachusetts Adult Day Health Alliance | Licenses and permits
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired							$ 700
Weighted average useful life of intangible assets (years)							10 years
Massachusetts Adult Day Health Alliance | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired							$ 1,600
Weighted average useful life of intangible assets (years)							5 years
Massachusetts Adult Day Health Alliance | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired							$ 3,400
Weighted average useful life of intangible assets (years)							Indefinite
Massachusetts Adult Day Health Alliance | Human Services
Business Acquisition [Line Items]
Goodwill							$ 17,969																					$ 17,969
Beyond Abilities
Business Acquisition [Line Items]
Business acquisition date														Sep. 20, 2013
Cost of acquisition														$ 4,400
Recognized identifiable intangible assets acquired														2,984												2,984			$ 2,984
Property and equipment														136												136			136
Beyond Abilities | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired														$ 1,500												1,500
Weighted average useful life of intangible assets (years)														12 years
Beyond Abilities | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired														$ 600												600
Weighted average useful life of intangible assets (years)														10 years
Beyond Abilities | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired														$ 900												900
Weighted average useful life of intangible assets (years)														5 years
Beyond Abilities | Human Services
Business Acquisition [Line Items]
Goodwill														$ 1,280												$ 1,280			$ 1,280
Community Links
Business Acquisition [Line Items]
Business acquisition date															Aug. 30, 2013
Cost of acquisition															$ 4,400
Recognized identifiable intangible assets acquired															3,078
Property and equipment															46
Community Links | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired															$ 3,000
Weighted average useful life of intangible assets (years)															12 years
Community Links | Post -Acute Specialty Rehabilitation Services
Business Acquisition [Line Items]
Goodwill															$ 1,260
Community Links | Post Acute Speciality Rehabilitation Services Segment
Business Acquisition [Line Items]
Goodwill															$ 1,260
Carolina Autism
Business Acquisition [Line Items]
Business acquisition date																Nov. 01, 2012
Cost of acquisition																$ 500
Recognized identifiable intangible assets acquired																420
Property and equipment																39
Carolina Autism | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																$ 100
Weighted average useful life of intangible assets (years)																12 years
Carolina Autism | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																$ 100
Weighted average useful life of intangible assets (years)																5 years
Carolina Autism | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																$ 200
Weighted average useful life of intangible assets (years)																10 years
Carolina Autism | Human Services
Business Acquisition [Line Items]
Goodwill																$ 14
Families Together Inc
Business Acquisition [Line Items]
Business acquisition date																				Nov. 30, 2011
Cost of acquisition																				$ 3,000
Recognized identifiable intangible assets acquired																				2,102
Property and equipment																				6
Families Together Inc | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																				$ 800
Weighted average useful life of intangible assets (years)																				11 years
Families Together Inc | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																				$ 1,000
Weighted average useful life of intangible assets (years)																				5 years
Families Together Inc | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																				$ 300
Weighted average useful life of intangible assets (years)																				10 years
Families Together Inc | Human Services
Business Acquisition [Line Items]
Goodwill																				$ 892
SCVP
Business Acquisition [Line Items]
Business acquisition date																			Mar. 26, 2012
Cost of acquisition																			$ 400
Recognized identifiable intangible assets acquired																			291
Property and equipment																			$ 5
SCVP | Agency contracts
Business Acquisition [Line Items]
Weighted average useful life of intangible assets (years)																			10 years
SCVP | Human Services
Business Acquisition [Line Items]
Goodwill																			$ 154
Copper Family
Business Acquisition [Line Items]
Business acquisition date																		Apr. 05, 2012
Cost of acquisition																		$ 2,600
Recognized identifiable intangible assets acquired																		1,836
Property and equipment																		116
Copper Family | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																		$ 1,400
Weighted average useful life of intangible assets (years)																		11 years
Copper Family | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																		$ 400
Weighted average useful life of intangible assets (years)																		10 years
Copper Family | Human Services
Business Acquisition [Line Items]
Goodwill																		$ 687
Alpha Group
Business Acquisition [Line Items]
Business acquisition date																	Aug. 31, 2012
Cost of acquisition																	$ 2,300
Recognized identifiable intangible assets acquired																	1,927
Property and equipment																	288
Alpha Group | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																	$ 1,600
Weighted average useful life of intangible assets (years)																	12 years
Alpha Group | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																	$ 300
Weighted average useful life of intangible assets (years)																	10 years
Alpha Group | Human Services
Business Acquisition [Line Items]
Goodwill																	$ 85
Radical Rehab
Business Acquisition [Line Items]
Business acquisition date																	Aug. 31, 2012
Cost of acquisition																	$ 8,000
Recognized identifiable intangible assets acquired																	6,340
Property and equipment																	62
Radical Rehab | Agency contracts
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																	$ 5,400
Weighted average useful life of intangible assets (years)																	12 years
Radical Rehab | Non-compete/non-solicit
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																	$ 200
Weighted average useful life of intangible assets (years)																	5 years
Radical Rehab | Trade names
Business Acquisition [Line Items]
Recognized identifiable intangible assets acquired																	$ 700
Weighted average useful life of intangible assets (years)																	10 years
Radical Rehab | Post -Acute Specialty Rehabilitation Services
Business Acquisition [Line Items]
Goodwill																	$ 1,557
Radical Rehab | Post Acute Speciality Rehabilitation Services Segment
Business Acquisition [Line Items]
Goodwill																	$ 1,557